Components Of Balance Sheet (TABLES)	3 Months Ended
Aug. 31, 2012
Components Of Balance Sheet
Components Of Balance Sheet

BALANCE SHEET COMPONENTS

Details of certain balance sheet captions are as follows:

	August 31, 2012	August 31, 2011
	(Amounts in thousands)

Property and equipment	$2,129	$2,125
Accumulated depreciation and amortization	(2,094)	(2,083)
Property and equipment, net	$35	$42